Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade notes	¥ 121,423	¥ 108,390
Accounts receivable	502,141	464,884
Total	623,564	573,274
Less: allowance-current	(16,660)	(13,525)
Trade notes and accounts receivable	606,904	559,749
Long-term trade receivables, gross	237,159	186,012
Less: allowance-noncurrent	(1,334)	(1,718)
Long-term trade receivables	¥ 235,825	¥ 184,294